GMACM HOME EQUITY LOAN TRUST 2006-HE3
            GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE3



Cut-Off Period Date                                      10/31/06
Determination Date                                       11/20/06
Record Date - Class A-1                                  11/24/06
Record Date - Class A-2, Class A-3, Class A-4, Class A-5 10/31/06
Payment Date                                             11/27/06
Actual Days in Accrual Period (30/360)                         33
Accrual Period (30/360)                                        30

SERVICING CERTIFICATE
Beginning Pool Balance                           1,125,204,306.20
Beginning PFA                                                0.00
Ending Pool Balance                              1,102,785,794.65
Ending PFA Balance                                              -
Principal Collections                               22,418,511.55
Principal Draws                                                 -
Net Principal Collections                           22,418,511.55

Active Loan Count                                          21,531

Net Interest Collections                             7,257,601.51

Weighted Average Net Loan Rate                           8.15190%
Weighted Average Net WAC Rate                            8.03310%
Substitution Adjustment Amount                               0.00

Excess Spread Cash                                   1,675,595.35

                                                    BEGINNING        ENDING
TERM NOTES                                           BALANCE        BALANCE              FACTOR      PRINCIPAL
----------                                           -------        -------              ------      ---------
Class A-1                                          560,727,386.44 536,633,279.54        0.9109375 24,094,106.90
Class A-2                                          160,700,000.00 160,700,000.00        1.0000000          0.00
Class A-3                                          185,800,000.00 185,800,000.00        1.0000000          0.00
Class A-4                                           92,501,000.00  92,501,000.00        1.0000000          0.00
Class A-5                                          114,233,000.00 114,233,000.00        1.0000000          0.00
Certificates                                            -              -                        -             -


(Continued)                                                    INTEREST       SECURITY
TERM NOTES                                       INTEREST      SHORTFALLS         %       COUPON
----------                                       ---------     ----------         -       ------
Class A-1                                       2,785,880.56    0.00            46.98%    5.4200%
Class A-2                                         770,020.83    0.00            14.07%    5.7500%
Class A-3                                         898,807.50    0.00            16.26%    5.8050%
Class A-4                                         469,288.41    0.00             8.10%    6.0880%
Class A-5                                         552,982.91    0.00            10.00%    5.8090%
Certificates                                            0.00      -                 -         -


Beginning Overcollateralization Amount              11,242,919.76
Overcollateralization Amount Increase (Decrease)     1,675,595.35
Outstanding Overcollateralization Amount            12,918,515.11
Target Overcollateralization Amount                 14,939,986.65

Credit Enhancement Draw Amount                               0.00
Unreimbursed Credit Enhancer Prior Draws                     0.00



                                                                     NUMBER     PERCENT      FORECLOSURE
                                                          BALANCE   OF LOANS   OF BALANCE  UNITS     DOLLARS
Delinquent Loans (30 Days)*                          3,714,124.43      73        0.34%       0              -
Delinquent Loans (60 Days)*                            622,666.92      15        0.06%       0              -
Delinquent Loans (90 Days)*                            122,800.00      2         0.01%       0              -
Delinquent Loans (120 Days)*                            14,418.05      1         0.00%       0              -
Delinquent Loans (150 Days)*                                    -      0         0.00%       0              -
Delinquent Loans (180+ Days)*                                   -      0         0.00%       0              -
REO                                                             -      0         0.00%
Foreclosures                                                    -      0         0.00%
Bankruptcies                                           283,714.18      5         0.03%



                                                           BANKRUPTCY        REO
(Continued)                                              UNITS   DOLLARS    UNITS     DOLLARS
Delinquent Loans (30 Days)*                                0            -     0              -
Delinquent Loans (60 Days)*                                1     36,603.83    0              -
Delinquent Loans (90 Days)*                                0            -     0              -
Delinquent Loans (120 Days)*                               0            -     0              -
Delinquent Loans (150 Days)*                               0            -     0              -
Delinquent Loans (180+ Days)*                              0            -     0              -
REO
Foreclosures
Bankruptcies





*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                             LIQUIDATION TO-DATE
Beginning Cumulative Loss Amount                             0.00
Current Month Loss Amount                                    0.00
Current Month Recoveries                                     0.00
                                                 -----------------
Ending Cumulative Loss Amount                                0.00         0.00


                                                          NET RECOVERIES TO DATE
Beginning Cumulative Net Principal Recovery Amount           0.00
Current Month Net Principal Recovery Amount                  0.00
                                                 -----------------
Ending Cumulative Net Principal Recovery Amount              0.00



                                                  SPECIAL HAZARD     FRAUD          BANKRUPTCY
Beginning Amount                                             0.00         0.00      0.00
Current Month Loss Amount                                    0.00         0.00      0.00
Ending Amount                                                   -            -         -

Extraordinary Event Losses                                   0.00
Excess Loss Amounts                                          0.00

Current Month Repurchases Units                                 1
Current Month Repurchases ($)                           26,000.00




CAPITALIZED INTEREST ACCOUNT
Beginning Balance                                            0.00
Withdraw relating to Collection Period                       0.00
Interest Earned (Zero, Paid to Funding Account)              0.00
                                                 -----------------
Ending Capitalized Interest Account Balance as of Payment    0.00
Date
Interest earned for Collection Period                    3,686.71
Interest withdrawn related to prior Collection Period    9,000.67

PREFUNDING ACCOUNT
Beginning Balance                                            0.00
Additional Purchases during Revolving Period                 0.00
Balance in Pre-Funding Account due to Noteholders            0.00
Excess of Draws over Principal Collections                   0.00
                                                 -----------------
Total Ending  Balance as of Payment  Date                    0.00
Interest  earned for  Collection Period                  2,683.48
Interest withdrawn related to prior Collection Period  818,450.13

CASH FLOWS RECEIVED
Principal Collections                               22,418,511.55
Interest Collections                                 7,726,436.64
Servicer Advances                                            0.00
Pre-Funding Account remaining balance withdrawn              0.00
Capital Interest Account withdrawal                          0.00
Reinvestment Income                                      6,370.19
Substitution Adjustment Amount                               0.00
Recovery Amounts                                             0.00
                                                 -----------------
TOTAL CASH FLOWS RECEIVED                           30,151,318.38

CASH FLOWS DISTRIBUTED
Principal Distribution                              24,094,106.90
Interest Distribution                                5,476,980.21
Residual Amount - Certificates                               0.00
Servicer Advances - Reimbursement                            0.00
GMACM Service Fee                                      468,835.13
GMACM Recovery Fee                                           0.00
Credit Enhancer Fee - FGIC                             111,396.14
                                                 -----------------
TOTAL CASH FLOWS DISTRIBUTED                        30,151,318.38

NET CASH FLOWS REMAINING                                     0.00

YIELD MAINTENANCE

Yield Maintenance Event - Class A-1                     NO
Hedge Payment Class A-1                                0.00
Hedge Shortfall Amount - Class A-1                     0.00

TRIGGER ANALYSIS

Rolling 3 Month Delinquency Percentage                0.03%
Rolling 3 Month Delinquency Required Percentage       3.75%

Aggregate Liquidation Percentage                      0.00%
Aggregate Liquidation Required Percentage             1.65%

SERVICING TERMINATION EVENT                             NO

Rolling 3 Month Delinquency Percentage                0.03%
Rolling 3 Month Delinquency Required Percentage       3.25%

Aggregate Liquidation Percentage                      0.00%
Aggregate Liquidation Required Percentage             1.15%

SERVICING TRIGGER EVENT                                 NO

Step Down Date                                          NO

Step Up Date - Class A-4                                NO
Step Up Date - Class A-5                                NO